DEBT AND RELATED PARTY DEBT - Revolving Line of Credit (Details) - Revolving Line-of-Credit $ in Millions	1 Months Ended
Sep. 30, 2021 USD ($)
DEBT AND RELATED PARTY DEBT
Maximum borrowing capacity	$ 10.0
Spread on variable rate (in percent)	3.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Interest rate (in percent)	6.50%
Percentage of eligible accounts receivable for defining borrowing base	85.00%
Eligible inventory cap amount for defining borrowing base	$ 3.5
Percentage of eligible inventory for defining borrowing base	50.00%
Percentage of annual monthly recurring revenue for defining borrowing base	450.00%
Unused commitment fee (in percent)	0.30%